FINANCIAL INSTRUMENTS - Hedge accounting (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2018 USD ($) tranche	Dec. 31, 2018 ARS ($) tranche	Dec. 31, 2017 USD ($) $ / item ARS ($)
Hedge accounting
Receivables recognized, Non-current					$ 38,000,000
Deferred income/expense before income tax		$ 128,000,000
NDF | Currency risk | Fair value hedges | Foreign currency exchange rate gains
Hedge accounting
Notional amount				$ 118.0
Average exchange rate					39.33
NDF | Currency risk | Exchange rate hedges
Hedge accounting
Notional amount				306.0		$ 53.5
Average exchange rate					36.58
Liability of hedging instruments					$ 100,000,000
Net gain/loss		1,039,000,000
Total NDF agreement amount				$ 166.0
Receivables recognized					640,000,000
Gains recognized from receivables	$ 77,000,000
NDF | Currency risk | Exchange rate hedges | Foreign currency exchange rate gains
Hedge accounting
Net gain/loss		152,000,000
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges
Hedge accounting
Notional amount						400.0
Receivables recognized					137,000,000
Gains recognized from receivables		3,000,000
Receivables recognized, Current					98,000,000
Receivables recognized, Non-current					39,000,000
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges | Minimum
Hedge accounting
Interest rate (as a percent)			208.70%
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges | Maximum
Hedge accounting
Interest rate (as a percent)			245.25%
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges | Weighted average
Hedge accounting
Interest rate (as a percent)			222.58%
NDF | Effective from March 15, 2017 | Currency risk | Fair value hedges
Hedge accounting
Notional amount						300.0
NDF | Effective from September 15, 2017 | Currency risk | Fair value hedges
Hedge accounting
Notional amount						100.0
NDF | Effective from March 15, 2018 | Currency risk | Fair value hedges
Hedge accounting
Total Hedged amount					$ 100,000,000
Notional amount						$ 40.0
Number of Tranches | tranche				2	2
Receivables recognized					$ 18,000,000
Gains recognized from receivables		$ 4,000,000
Receivables recognized, Current					12,000,000
Receivables recognized, Non-current					$ 6,000,000
NDF | Maturing between February and April 2018 | Currency risk | Exchange rate hedges
Hedge accounting
Average exchange rate						18.30
NDF | Maturing between March and August 2018 | Currency risk | Exchange rate hedges
Hedge accounting
Notional amount						$ 6.3
Average exchange rate | $ / item						18.94
Net gain/loss			$ 22,000,000
2.1325% NDF | Effective from March 15, 2018 | Currency risk | Fair value hedges
Hedge accounting
Notional amount				$ 20.0
Interest rate (as a percent)			213.25%
2.085% NDF | Effective from March 15, 2018 | Currency risk | Fair value hedges
Hedge accounting
Notional amount						$ 20.0
Interest rate (as a percent)			208.50%